COMMON STOCK AND STOCK INCENTIVE PLANS - Stock Option Activity (Details) - 2017 Equity Incentive Plan - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of shares outstanding
Options Outstanding at the beginning of the period (in shares)	244	605
Options exercised (in shares)	(35)	(52)
Options forfeited or expired (in shares)	(3)	(309)
Options Outstanding at the end of the period (in shares)	206	244
Weighted average exercise price
Options Outstanding at the beginning of the period (in dollars per share)	$ 2.26	$ 2.78
Options exercised (in dollars per share)	2.24	2.62
Options forfeited or expired (in dollars per share)	4.17	3.22
Options Outstanding at the end of the period (in dollars per share)	$ 2.24	$ 2.26